Shareholders' Equity - Movements of Other Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
At beginning of period	¥ 12,276,150	¥ 10,934,878	¥ 11,773,446
Gains (losses) arising during the period, before tax	33,081	327,681	(88,950)
Income tax (expense) benefit for changes arising during the period	(43,341)	(465,333)	181,202
Reclassification adjustments for (gains) losses included in net profit, before tax	113,334	(79,711)	(96,624)
Gains (losses) arising during the period, before tax	404,292	86,842	(78,742)
Share of other comprehensive income (loss) of associates and joint ventures	30,891	2,960	(7,859)
Share of other comprehensive income (loss) of associates and joint ventures	944	6,375	(3,746)
At end of period	12,781,692	12,276,150	10,934,878
Remeasurements of defined benefit plans [member]
At beginning of period	214,411	(2,553)	72,425
Gains (losses) arising during the period, before tax	33,081	327,681	(88,950)
Income tax (expense) benefit for changes arising during the period	(10,027)	(100,427)	27,028
Amount attributable to non-controlling interests	31	26	(29)
Share of other comprehensive income (loss) of associates and joint ventures	911	1,096	(333)
Transfer from other reserves to retained earnings	(41,097)	(11,412)	(12,694)
At end of period	197,310	214,411	(2,553)
Exchange differences on translating foreign operations [member]
At beginning of period	113,646	28,260	113,334
Gains (losses) arising during the period, before tax	404,292	86,842	(78,742)
Income tax (expense) benefit for changes arising during the period	(8,875)	(3,784)	2,288
Reclassification adjustments for (gains) losses included in net profit, before tax	192	446	204
Income tax (expense) benefit for reclassification adjustments	(59)	(137)	(62)
Amount attributable to non-controlling interests	(1,624)	(469)	2,741
Share of other comprehensive income (loss) of associates and joint ventures	32,670	2,488	(11,503)
At end of period	540,242	113,646	28,260
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	2,106,255	1,500,013	1,730,607
Gains (losses) arising during the period, before tax	(410,631)	996,972	(178,166)
Income tax (expense) benefit for changes arising during the period	125,617	(304,515)	54,206
Reclassification adjustments for (gains) losses included in net profit, before tax	113,334	(79,711)	(96,624)
Income tax benefit for reclassification adjustments	(34,705)	24,409	29,590
Amount attributable to non-controlling interests	3	4	(2)
Share of other comprehensive income (loss) of associates and joint ventures	(1,746)	5,751	231
Transfer from other reserves to retained earnings	(89,905)	(36,668)	(39,829)
At end of period	¥ 1,808,222	¥ 2,106,255	¥ 1,500,013